91-62029

For Internal Use Only
SEC File No. 91-

Submit 1 Original
And 9 Copies

RECEIVED
2007 OCT -1 PM 2:50
SEC / MR

Estim

07070950

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Open-end management investment company.

3. Class of New Derivative Securities Product: Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	**Underlying Index**
PowerShares FTSE RAFI Developed Markets ex-US Small Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index
PowerShares FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index
PowerShares FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index
PowerShares International Listed Private Equity Portfolio	International Listed Private Equity Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based-based.

PROCESSED
OCT 18 2007
THOMSON
FINANCIAL

6. Ticker Symbol(s) of New Derivative Product:

PowerShares FTSE RAFI Developed Markets ex-US Small Mid Portfolio	PDN
PowerShares FTSE RAFI Europe Small-Mid Portfolio	PWD
PowerShares FTSE RAFI Emerging Markets Portfolio	PXH
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PDQ
PowerShares International Listed Private Equity Portfolio	PFP

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
The US component securities trade on either the New York Stock Exchange, or Nasdaq Stock Markets. The non-US component stocks are listed on exchanges that have last sale reporting:. Asx National, Bangkok, Cats, Copenhagen, Euronext Belgium, Euronext France, Euronext Netherlands, Euronext Portugal, Frankfurt, Helsinki, Hong Kong, Irish, Italy Continuous, Jakarta, Jasdaq, Johannesburg, London, Mexico City, Nzse National, Omx Exchanges, Osaka, Oslo, Sao Paulo, Singapore, Swiss Virt-X, Swx Swiss Exchange, Tel Aviv, Tokyo, Toronto, Vienna, Xetra

8. Settlement Methodology of New Derivative Securities Product: Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	September 28, 2007

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	OCT 1 [illegible]

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

September 28, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	**Ticker**
PowerShares FTSE RAFI Developed Markets ex-US Small Mid Portfolio	PDN
PowerShares FTSE RAFI Europe Small-Mid Portfolio	PWD
PowerShares FTSE RAFI Emerging Markets Portfolio	PXH
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PDQ
PowerShares International Listed Private Equity Portfolio	PFP

All of which are listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 1 200[illegible]